Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.
CLASS A (CSUAX), CLASS C (CSUCX), CLASS F (CSUFX), CLASS I (CSUIX),
CLASS R (CSURX) AND CLASS Z (CSUZX) SHARES
Supplement dated December 15, 2025 to the Summary Prospectus dated May 1, 2025 and Prospectus dated May 1, 2025, as supplemented on August 29, 2025
On December 9, 2025, the Board of Directors of Cohen & Steers Global Infrastructure Fund, Inc. approved, effective May 1, 2026, the following changes:
The second paragraph within the “Principal Investment Strategies” section of the Summary Prospectus is hereby deleted and restated as follows:
Under normal market conditions, the Fund invests at least 80% of its total assets in U.S. and non-U.S. common stocks and other equity securities issued by infrastructure companies, which consist of utilities, pipelines, toll roads, airports, railroads, marine ports, telecommunications companies and other infrastructure companies. These equity securities can consist of: common stocks; rights or warrants to purchase common stocks; securities convertible into common stocks where the conversion feature represents, in the Advisor’s view, a significant element of the securities’ value; preferred stocks; equity units; initial public offerings (“IPOs”) of equity securities; and private investments in public equity (“PIPEs”). The Fund may invest in infrastructure securities that in certain instances are structured as Real Estate Investment Trusts (“REITs”). Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the Linked Global Infrastructure Index-Net, minus 10%, in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S. The Linked Global Infrastructure Index-Net is represented by UBS Global 50/50 Infrastructure & Utilities Index-Net from June 1, 2008 to March 31, 2015 and the FTSE Global Core Infrastructure 50/50 Net Tax Index thereafter. The benchmark does not otherwise constrain the Fund’s ability to make investments. The Fund will invest in infrastructure companies primarily in developed countries, but may invest in securities of infrastructure companies domiciled in emerging market countries. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products per capita than more developed countries. Accordingly, the Fund will hold securities and instruments denominated in non-U.S. currencies, or sponsored and unsponsored depositary receipts for such securities.

Cohen & Steers Global Infrastructure Fund Inc.
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.
CLASS A (CSUAX), CLASS C (CSUCX), CLASS F (CSUFX), CLASS I (CSUIX),
CLASS R (CSURX) AND CLASS Z (CSUZX) SHARES
Supplement dated December 15, 2025 to the Summary Prospectus dated May 1, 2025 and Prospectus dated May 1, 2025, as supplemented on August 29, 2025
On December 9, 2025, the Board of Directors of Cohen & Steers Global Infrastructure Fund, Inc. approved, effective May 1, 2026, the following changes:
The second paragraph within the “Principal Investment Strategies” section of the Summary Prospectus is hereby deleted and restated as follows:
Under normal market conditions, the Fund invests at least 80% of its total assets in U.S. and non-U.S. common stocks and other equity securities issued by infrastructure companies, which consist of utilities, pipelines, toll roads, airports, railroads, marine ports, telecommunications companies and other infrastructure companies. These equity securities can consist of: common stocks; rights or warrants to purchase common stocks; securities convertible into common stocks where the conversion feature represents, in the Advisor’s view, a significant element of the securities’ value; preferred stocks; equity units; initial public offerings (“IPOs”) of equity securities; and private investments in public equity (“PIPEs”). The Fund may invest in infrastructure securities that in certain instances are structured as Real Estate Investment Trusts (“REITs”). Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the Linked Global Infrastructure Index-Net, minus 10%, in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S. The Linked Global Infrastructure Index-Net is represented by UBS Global 50/50 Infrastructure & Utilities Index-Net from June 1, 2008 to March 31, 2015 and the FTSE Global Core Infrastructure 50/50 Net Tax Index thereafter. The benchmark does not otherwise constrain the Fund’s ability to make investments. The Fund will invest in infrastructure companies primarily in developed countries, but may invest in securities of infrastructure companies domiciled in emerging market countries. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products per capita than more developed countries. Accordingly, the Fund will hold securities and instruments denominated in non-U.S. currencies, or sponsored and unsponsored depositary receipts for such securities.